Segment information	12 Months Ended
Mar. 31, 2024
Disclosure of operating segments [abstract]
Segment information
42.
Segment information

The CEO of the Company takes decisions in respect of allocation of resources and assesses the performance basis the reports / information provided by functional heads and is thus considered to be the Chief Operating Decision Maker (CODM).

The Group discloses segment information in a manner consistent with internal reporting to the CEO. The Group has identified segments based on type of business operations. The reportable segments of Group under IFRS 8 - Operating segments, are (a) Wind, Solar and Hydro Power which predominantly relate to generation and sale of electricity and construction activities and (b) transmission line projects. During the year ended March 31, 2022 and 2023, the Group had started operations for Hydro Power and Transmission line projects, respectively and these operations have been disclosed as separate segments. The non-reportable segments relate to the other services being rendered by the Group.

The Group entities do not operate in more than one geographical segment. The Group discloses segment information Earnings before interest, tax, depreciation and amortisation (Segment EBITDA), where Segment EBITDA is measured on the basis of profit / (loss) from continuing operations, which is used by the CODM. The Group measures Segment EBITDA, a non-IFRS measure, as the revenue generated from the respective segment plus other income pertaining to the respective segment and is reduced by Raw materials and consumables used, employee benefit and other expenses, excluding depreciation and amortisation charges and finance costs, directly related to the individual segments.

No operating segment has been aggregated to form the above reportable operating segments. Further, total assets and liabilities balance for each reportable segment is not reviewed by or provided to the CODM.

	For the year ended March 31, 2022				For the year ended March 31, 2023					For the year ended March 31, 2024
Particulars	Wind power	Solar power	Hydro power(3)	Total	Wind power	Solar power	Hydro power(3)	Transmission line	Total	Wind power	Solar power	Hydro power(3)	Transmission line	Total	Total
	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(INR)	(USD)
Revenue(1)	33,861	24,060	1,408	59,329	36,009	32,105	2,463	7,557	78,134	40,847	33,671	2,256	4,347	81,121	973
Revenue	33,861	24,060	1,408	59,329	36,009	32,105	2,463	7,557	78,134	40,847	33,671	2,256	4,347	81,121	973

Other income	5,730	3,128	4	8,862	6,710	2,214	12	157	9,093	5,835	3,285	44	552	9,716	117
Total income (a)	39,591	27,188	1,412	68,191	42,719	34,319	2,475	7,714	87,227	46,682	36,956	2,300	4,899	90,837	1,090

Less: Raw materials and consumables used, employee benefit and other expenses(2)	5,924	3,562	167	9,653	7,961	4,830	243	7,264	20,298	7,859	5,384	367	3,735	17,345	208
Total expenses (b)	5,924	3,562	167	9,653	7,961	4,830	243	7,264	20,298	7,859	5,384	367	3,735	17,345	208

Segment EBITDA (a) - (b)	33,667	23,626	1,245	58,538	34,758	29,489	2,232	450	66,929	38,823	31,572	1,933	1,164	73,492	882

Add: Revenue from non-reportable segments(1)				20					89					198	2
Less: Employee benefit and other expenses for non-reportable segments				(134)					(551)					(864)	(10)
Add: Un-allocable other income (4)				984					637					4,945	59
Less: Un-allocable employee benefit and other expenses (4)				(4,963)					(5,433)					(4,955)	(59)
Less: Depreciation and amortisation expense				(13,764)					(15,901)					(17,583)	(211)
Add / (less): Change in fair value of warrants				(690)					1,356					551	7
Less: Listing and related expenses				(10,512)					—					—	—
Less: Finance costs and fair value change in derivative instruments(2)				(41,712)					(49,689)					(47,487)	(570)
Profit / (loss) before tax				(12,233)					(2,563)					8,297	100
Less: Share of (loss) / profit of jointly controlled entities				—					93					(155)	(2)
Less: Income tax expense				(3,895)					(2,559)					(3,995)	(48)
Profit / (loss) for the year				(16,128)					(5,029)					4,147	50

The revenue from two major customers for the year ended March 31, 2024 amounts to INR 23,343 (March 31, 2023: one customer amounting INR 11,747; March 31, 2022: five customers amounting INR 35,290) each of which contributes more than 10% of the total revenue of the Group. Out of these, revenues from wind segment amounts to INR 15,983 (March 31, 2023: INR 5,138; March 31, 2022: INR 22,510) and solar segment amounts to INR 7,360 (March 31, 2023: 6,609; March 31, 2022: INR 12,780).

Notes:

(1)
Revenue as per the consolidated statement of profit or loss is the sum of revenue from reportable and non-reportable segments.
(2)
Loss of INR 19 (March 31, 2023: INR 1,277) arising due to customers availing LPS scheme and there by extended credit period has been recognised as a segment cost as is it relates to specific assets of the segment (refer Note 33(i)).
(3)
The segment information for the year ended March 31, 2022 was revised to disclose "Hydro Power" segment separately in line with the Company's current internal reporting structure.
(4)
Unallocable income and expenses are not allocated to individual segments as those are managed at an overall group level.